Exhibit 99.6

Data Comparison
Run Date - XX/XX/XXXX

Recovco Loan ID	Loan #1	Loan #2	Loan #3	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source	Tape Type